Loans Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Summary of Loans Receivable
Below is a summary of our loans receivable as of September 30, 2015 and December 31, 2014.

	September 30, 2015		December 31, 2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
Secured loans receivable, net	$5,253	$5,164	$5,249	$5,174
Unsecured loans receivable, net	24,227	24,125	4,242	4,106

	2014		2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
Secured loans receivable, net	$5,249	$5,174	$5,244	$4,632
Unsecured loans receivable, net	4,242	4,106	3,988	3,747